Net Loss per Share - Anti-dilutive securities (Details) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Anti-dilutive securities excluded from computation of earnings per share
Total, anti-dilutive securities excluded from computation of earnings per share	7,005,014	28,113,019	27,956,280	21,730,040
Stock options
Anti-dilutive securities excluded from computation of earnings per share
Total, anti-dilutive securities excluded from computation of earnings per share	5,860,168	3,012,176	3,123,064	1,583,691
Unvested restricted shares
Anti-dilutive securities excluded from computation of earnings per share
Total, anti-dilutive securities excluded from computation of earnings per share	1,144,846	2,215,351	1,947,724	3,018,229
Convertible Preferred Shares (Series A, B and C)
Anti-dilutive securities excluded from computation of earnings per share
Total, anti-dilutive securities excluded from computation of earnings per share		22,885,492	22,885,492	17,128,120